Related Party Transactions - Schedule of Compensation of Executives and Board Level Directors (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation of Executives and Board Level Directors [Abstract]
Short-term benefits (including salaries)	$ 16,541	$ 14,883	$ 17,014
Special payments	838	915
Post-employment benefits	1,129	1,488	1,790
Share-based payments	3,032	16,589	31,551
Compensation of executives and board level directors	$ 21,540	$ 33,875	$ 50,355